GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Reconciliation of Changes in the Company's Goodwill
A reconciliation of changes in the Company’s goodwill by segment and in total are as follows (the segment information below reflects the 2015 structure for all periods shown):

(in thousands)	Dental Consumables, Endodontic and Dental Laboratory Businesses	Healthcare, Orthodontic and Implant Businesses	Select Developed and Emerging Markets Businesses	Total

Balance at December 31, 2012	$536,538	$1,539,761	$134,653	$2,210,952
Acquisition activity	42,998	9,901	—	52,899
Adjustment of provisional amounts on prior acquisitions	—	610	—	610
Effect of exchange rate changes	(5,483)	14,182	8,436	17,135
Balance at December 31, 2013	$574,053	$1,564,454	$143,089	$2,281,596
Acquisition activity	3,737	—	—	3,737
Adjustment of provisional amounts on prior acquisitions	—	(898)	—	(898)
Effect of exchange rate changes	(12,076)	(169,158)	(13,862)	(195,096)
Balance, at December 31, 2014	$565,714	$1,394,398	$129,227	$2,089,339

Identifiable Definite-Lived Intangible Assets
Identifiable definite-lived and indefinite-lived intangible assets consist of the following:

	December 31, 2014			December 31, 2013
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Patents	$175,186	$(95,526)	$79,660	$181,847	$(91,736)	$90,111
Trademarks	75,645	(37,053)	38,592	85,922	(35,994)	49,928
Licensing agreements	34,638	(22,806)	11,832	31,950	(20,992)	10,958
Customer relationships	452,882	(104,703)	348,179	497,108	(82,381)	414,727
Total definite-lived	$738,351	$(260,088)	$478,263	$796,827	$(231,103)	$565,724

Trademarks and In-process R&D	$192,577	$—	$192,577	$229,599	$—	$229,599

Total identifiable intangible assets	$930,928	$(260,088)	$670,840	$1,026,426	$(231,103)	$795,323